ORGANIZATION AND BUSINESS OPERATIONS - Liquidity and Capital Resources (Details) - USD ($)		12 Months Ended
	Apr. 11, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PIPE Investments
Operating bank account balance		$ 418,941,000	$ 736,605,000	$ 531,452,000
CIK 0001841024 L Catterton Asia Acquisition Corp
PIPE Investments
Operating bank account balance		4,523	4,523
Working capital		13,047,470	$ 3,810,427
Capital contribution		25,000
Loan from sponsor		$ 300,000
Term of working capital funding commitment from Sponsor	1 year
Commitment from Sponsor to fund working capital needs	$ 500,000
Working capital loans warrant | CIK 0001841024 L Catterton Asia Acquisition Corp
PIPE Investments
Term of working capital funding commitment from Sponsor	1 year
Commitment from Sponsor to fund working capital needs	$ 500,000